Derivative Financial Instruments - Summary of Derivative Instrument Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 23,710,704	$ 20,880,419
Foreign currencies [member] | Currency Forward purchases [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	76,738,445	38,817,252
Foreign currencies [member] | Currency Forward Sale [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	57,740,766	21,627,556
Foreign currencies [member] | Currency Forward by customers purchases [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	10,162,388	2,338,623
Foreign currencies [member] | Forward Currency Customer Sales [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	31,398,862	18,963,363
Other asset [member] | Interest rate swap 1 [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount		125,144
Government securities [member] | Currency Forward purchases [member] | Repurchase Transaction [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	323,534
Government securities [member] | Currency Forward Sale [member] | Repurchase Transaction [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 204,755,685	$ 93,468,930